Note 13 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
13.
Earnings (Loss) Per Share

The Company uses the
two
-class method of calculating earnings (loss) per share because certain of the Company's unvested stock-based awards qualify as participating securities.

The Company's basic earnings (loss) per share attributable to common stockholders is computed as (i) net income (loss) as reported attributable to common stockholders, (ii) less participating basic earnings (iii) divided by weighted average basic common shares outstanding. The Company's diluted earnings (loss) per share attributable to common stockholders is computed as (i) basic earnings (loss) attributable to common stockholders, (ii) plus reallocation of participating earnings (iii) divided by weighted average diluted shares outstanding. The components of basic and diluted earnings (loss) per share attributable to common stockholders are as follows (in thousands):

Successor
August 22, through December 31, 2020
Net income (loss) attributable to common stockholders	$(16,429)
Participating share-based earnings (a)	-
Basic and diluted net income (loss) attributable to common stockholders	$(16,429)

Basic weighted average shares outstanding	91,629
Dilution attributable to stock-based compensation awards	-
Diluted weighted average shares outstanding	91,629

(a)
Participating earnings represent the distributed and undistributed earnings of the Company attributable to the participating securities. Unexercised stock option awards do not
participate in undistributed net losses as they are
not
contractually obligated to do so.

The calculation for weighted average shares reflects shares outstanding over the reporting period based on the actual number of days the shares were outstanding.  The Company excluded
10,225,472
of weighted average shares of common stock issuable upon the conversion of the warrants for the period from
August 22, 2020
through
December 31, 2020
as the effect was anti-dilutive.